Net deferred tax position (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Net Deferred Tax Position

An analysis of the net deferred tax position is set-forth below:

(€ million)	2018	2017	2016
Deferred taxes on:
Consolidation adjustments (intragroup margin in inventory)	1,195	969	1,095
Provision for pensions and other employee benefits	1,166	1,263	1,538
Remeasurement of other acquired intangible assets(a)	(3,740)	(1,713)	(2,797)
Recognition of acquired property, plant and equipment at fair value	(31)	(36)	(44)
Equity interests in subsidiaries and investments in other entities(b)	(437)	(592)	(818)
Tax losses available for carry-forward	1,341	1,059	1,070
Stock options and other share-based payments	110	88	126
Accrued expenses and provisions deductible at the time of payment(c)	1,394	1,342	2,202
Other	201	306	6

Net deferred tax asset/(liability)	1,199	2,686	2,378

(a)

Includes the following deferred tax liabilities as of December 31, 2018: €109 million relating to the remeasurement of the other intangible assets of Aventis, €742 million relating to Genzyme, and €1,906 million relating to Bioverativ.

(b)

In some countries, Sanofi is liable for withholding taxes and other tax charges when dividends are distributed. Consequently, Sanofi recognizes a deferred tax liability on the reserves of French and foreign subsidiaries (approximately €53.3 billion) which it regards as likely to be distributed in the foreseeable future. In determining the amount of the deferred tax liability as of December 31, 2018, Sanofi took into account changes in the ownership structure of certain subsidiaries, and the effects of changes in the taxation of dividends in France following the ruling of the Court of Justice of the European Union in the Steria case and the resulting amendments to the 2015 Finance Act.

(c)	Includes deferred tax assets related to restructuring provisions, amounting to €218 million as of December 31, 2018, €212 million as of December 31, 2017, and €334 million as of December 31, 2016.

Summary of Tax Losses Available for Carry-forward

The table below shows when tax losses available for carry-forward are due to expire:

(€ million)	Tax losses available for carry-forward(a)
2019	7
2020	6
2021	75
2022	64
2023	37
2024 and later	5,911

Total as of December 31, 2018	6,100

Total as of December 31, 2017	5,164

Total as of December 31, 2016	5,176

(a)	Excluding tax loss carry-forwards on asset disposals. Such carry-forwards amounted to €1 million as of December 31, 2018, €7 million as of December 31, 2017 and €13 million as of December 31, 2016.